Note 5 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2020	December 31, 2021

Accrued payroll expenses	137,332	146,155
Accrued interest expense	351,085	244,427
Accrued general and administrative expenses	86,043	89,397
Accrued commissions	32,586	118,706
Other accrued expenses	97,462	253,757
Total	704,508	852,442